UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   (FMA LOGO)

                         FIDUCIARY MANAGEMENT ASSOCIATES

                           FMA SMALL COMPANY PORTFOLIO
                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                October 31, 2009

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   14
Report of Independent Registered Public Accounting Firm ...................   20
Disclosure of Portfolio Expenses ..........................................   21
Trustees and Officers of The Advisors' Inner Circle Fund ..................   22
Notice to Shareholders ....................................................   26
Shareholder Voting Results ................................................   26

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

Dear Fellow Shareholder:

The fiscal year ended October 31, 2009 is probably best described by one of history's greatest writers:

"IT WAS THE BEST OF TIMES, IT WAS THE WORST OF TIMES; IT WAS THE AGE OF WISDOM, IT WAS THE AGE OF FOOLISHNESS; IT WAS THE EPOCH OF BELIEF, IT WAS THE EPOCH OF INCREDULITY; IT WAS THE SEASON OF LIGHT, IT WAS THE SEASON OF DARKNESS; IT WAS THE SPRING OF HOPE, IT WAS THE WINTER OF DESPAIR; WE HAD EVERYTHING BEFORE US, WE HAD NOTHING BEFORE US; WE WERE ALL GOING DIRECTLY TO HEAVEN, WE WERE ALL GOING THE OTHER WAY."

-CHARLES DICKENS

In the aftermath of the fall of Lehman Brothers, global economic activity seemed to grind to a stand still. Global financial markets appeared paralyzed as the three horsemen of financial apocalypse (deleverage, deflation, and depression) created both fear among market participants and extreme volatility in asset values. As this fear became more pervasive, access to capital and liquidity diminished, asset prices fell precipitously, and forced asset sales produced a strain throughout the entire financial system. The market environment became increasingly difficult in the first few months of 2009, as broadening weakness in both U.S. and global economic indicators began to accelerate downward. As broad measures of economic activity fell, companies made considerable and perhaps draconian negative adjustments to their forecast to reflect this new reality. Consequently, the feedback mechanism of reduced spending, inventory adjustments, lack of credit, and job losses crippled the ability of consumers and companies to plan and forecast which led to more downward adjustments.

The Federal Reserve and various agencies of the federal government implemented various strategies to combat an extremely recessionary environment. This included lowering interest rates, direct purchases of assets, expansion of the Federal Reserve's balance sheet, direct investments of capital to financial institutions, and the approval of over $700 billion in fiscal stimulus. While the merits and ultimate impact of these strategies can be debated, the initial effect has increased market liquidity, facilitated market activity without forced levels of distress, and provided stability to credit markets.

In the true spirit of redemption embodied in a novel by Dickens, spring was a rejuvenation of life for equity markets. After a long, harsh winter, asset prices catapulted higher as an abrupt change in investor sentiment driven by higher levels of liquidity, poor but improving economic data, broader availability of credit, and increased confidence of improved economic prospects provided incentives for investors to reallocate assets away from cash into higher risk investments. In addition, better than expected profitability, driven by corporate cost cutting gave investors more evidence that an economic recovery was more imminent.

We are pleased to report that the FMA Small Company Portfolio was able to weather the turbulent financial storm of the past year, in a difficult year for relative-value biased portfolios, producing a return of 6.34% for the Investor Class and 6.56% for the Institutional Class for the fiscal year ended October 31, 2009. The Russell 2000 Index produced a gain of 6.46% while the Russell 2000 Value Index increased by 1.96% for the same period. Market leadership for small cap stocks was driven by technology, consumer, and materials sectors. Market leadership was fairly narrow as these were the only sectors to outperform the market over the entire period. However, energy and producers durables provided more leadership breadth in the second half of the year. Financial services continues to be a detriment to overall market and portfolio performance as it remained in negative territory over the last fiscal year. The performance of the Portfolio benefited from its exposure to market leading sectors (consumer discretionary and materials) and value-added stock selection, most notably, within the energy, technology, and materials sectors.

It has become more evident that the actions taken over the last year by the Federal Reserve and agencies of the U.S. government along with responses from global central banks have diminished the possibility of a financial market meltdown. The size and substance of future economic growth prospects has become the topic of much discussion over the past few months as market participants debate the shape of the potential recovery in economic activity. Whether you believe it to be a "V", "W", square-root, or some other function, the sentiment of the discussion has shifted significantly from the malady of last year when any shaped recovery would have been welcomed. While economic

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

data continues to show improvement over the depressed levels of the last year, real economic growth remains elusive. The real economy (industrial production, payrolls, retail sales, and incomes) is still declining, albeit at a much slower rate. Sustainable improvement in equity market performance will be highly dependent upon producing better growth and not just growth that is "less bad."

Though the initial market rebound has been driven by more speculative companies, with higher leverage and lower profitability, sustained market performance will be driven by factors that are much more fundamental in nature. As we invest alongside our shareholders, FMA continues to believe that our focus on a relative-value philosophy and high-quality companies, will prove rewarding as we seek out differentiated prospects in order to maximize long-term investment returns.

Sincerely,


/s/ Kathryn Vorisek                     /s/ Leo Harmon

Kathryn Vorisek                         Leo Harmon, CFA
Chief Investment Officer                Managing Director

This represents the manager's assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR YEARS ENDED OCTOBER 31, 2009

One Year   5 Years   10 Years
--------   -------   --------
  6.34%     1.93%      7.16%

                              (PERFORMANCE GRAPH)

             FMA Small Company
               Fund Investor     Russell 2000 Index   S&P 500 Index
             -----------------   ------------------   -------------
10/31/1999        $10,000              $10,000           $10,000
      2000        $12,427              $11,741           $10,609
      2001        $12,623              $10,250           $ 7,967
      2002        $12,327              $ 9,064           $ 6,764
      2003        $15,323              $12,994           $ 8,170
      2004        $18,142              $14,518           $ 8,940
      2005        $20,150              $16,272           $ 9,719
      2006        $24,396              $19,523           $11,307
      2007        $26,697              $21,334           $12,953
      2008        $18,777              $14,046           $ 8,278
      2009        $19,966              $14,953           $ 9,089

* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
              REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.
 THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL
                                 CAPITAL GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO's RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO's HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                     DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

INDUSTRY WEIGHTINGS (UNAUDITED)+++

                                  (BAR CHART)

Banks                                  11.5%
Industrial                              8.5%
Real Estate Investment Trusts           6.1%
Retail                                  5.9%
Materials & Processing                  4.3%
Semiconductors                          4.1%
Electronic Equipment & Controls         4.0%
Electronic Equipment                    3.8%
Computer Software                       3.7%
Health Care Equipment & Supplies        3.1%
Insurance                               3.1%
Capital Markets                         3.1%
Hotels, Restaurants & Leisure           2.9%
Communications Equipment                2.9%
Chemicals                               2.8%
Oil, Gas & Consumable Fuels             2.7%
Energy Equipment & Services             2.6%
Short-term Investments                  2.5%
Business Services                       2.3%
Medical Products & Services             2.0%
IT Services                             1.7%
Household Products                      1.6%
Computers & Peripherals                 1.5%
Real Estate Management & Development    1.5%
Apparel/Textiles                        1.5%
Aerospace & Defense                     1.5%
Homebuilding                            1.4%
Road & Rail                             1.3%
Pharmaceuticals                         1.1%
Automotive                              1.0%
Restaurants                             1.0%
Utilities                               1.0%
Food & Beverage                         1.0%
Distribution/Wholesale                  1.0%

+++  PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.8%

                                                    SHARES            VALUE
                                               ---------------   ---------------
AEROSPACE & DEFENSE -- 1.5%
BE Aerospace* ..............................            91,200   $     1,616,976
                                                                 ---------------
APPAREL/TEXTILES -- 1.5%
Warnaco Group* .............................            40,200         1,629,306
                                                                 ---------------
AUTOMOTIVE -- 1.0%
Penske Auto Group ..........................            73,500         1,151,010
                                                                 ---------------
BANKS -- 11.5%
Bank of the Ozarks .........................            59,800         1,360,450
First Midwest Bancorp ......................           115,300         1,199,120
Prosperity Bancshares ......................            45,200         1,617,708
S&T Bancorp ................................            91,500         1,441,125
Signature Bank* ............................            40,000         1,262,400
TCF Financial ..............................           141,312         1,671,721
United Bankshares ..........................            90,900         1,622,565
Webster Financial ..........................           106,600         1,205,646
Wilmington Trust ...........................            99,400         1,197,770
                                                                 ---------------
                                                                      12,578,505
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
BUSINESS SERVICES -- 2.3%
Heartland Payment Systems ..................            80,800   $       993,032
Meredith ...................................            56,400         1,526,184
                                                                 ---------------
                                                                       2,519,216
                                                                 ---------------
CAPITAL MARKETS -- 3.1%
Evercore Partners, Cl A ....................            41,800         1,364,352
Investment Technology Group* ...............            40,100           864,957
MF Global* .................................           158,800         1,130,656
                                                                 ---------------
                                                                       3,359,965
                                                                 ---------------
CHEMICALS -- 2.8%
HB Fuller ..................................            65,100         1,244,061
Rockwood Holdings* .........................            93,400         1,856,792
                                                                 ---------------
                                                                       3,100,853
                                                                 ---------------
COMMUNICATIONS EQUIPMENT -- 2.9%
Plantronics ................................            65,400         1,576,794
TNS* .......................................            55,900         1,579,734
                                                                 ---------------
                                                                       3,156,528
                                                                 ---------------
COMPUTER SOFTWARE -- 3.7%
ACI Worldwide* .............................            80,300         1,292,027
Netscout Systems* ..........................            85,900         1,055,711
Quest Software* ............................           100,400         1,683,708
                                                                 ---------------
                                                                       4,031,446
                                                                 ---------------
COMPUTERS & PERIPHERALS -- 1.5%
QLogic* ....................................            95,000         1,666,300
                                                                 ---------------
DISTRIBUTION/WHOLESALE -- 1.0%
Watsco .....................................            21,200         1,085,864
                                                                 ---------------
ELECTRONIC EQUIPMENT -- 3.8%
Anixter International* .....................            41,600         1,740,960
OSI Systems* ...............................            67,400         1,323,062
Tech Data* .................................            29,500         1,133,685
                                                                 ---------------
                                                                       4,197,707
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
ELECTRONIC EQUIPMENTS & CONTROLS -- 4.0%
Baldor Electric ............................            61,700   $     1,594,945
Thomas & Betts* ............................            30,800         1,053,668
Woodward Governor ..........................            71,863         1,689,499
                                                                 ---------------
                                                                       4,338,112
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Atwood Oceanics* ...........................            40,500         1,437,345
Dril-Quip* .................................            28,300         1,375,097
                                                                 ---------------
                                                                       2,812,442
                                                                 ---------------
FOOD & BEVERAGE -- 1.0%
J&J Snack Foods                                         27,761         1,087,398
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
ICU Medical* ...............................            47,200         1,652,000
Teleflex ...................................            36,000         1,791,000
                                                                 ---------------
                                                                       3,443,000
                                                                 ---------------
HOMEBUILDING -- 1.4%
Ryland Group ...............................            82,600         1,532,230
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
Ameristar Casinos ..........................            12,000           176,640
Cinemark Holdings ..........................           163,400         1,893,806
Vail Resorts* ..............................            32,500         1,119,300
                                                                 ---------------
                                                                       3,189,746
                                                                 ---------------
HOUSEHOLD PRODUCTS -- 1.6%
Jarden .....................................            62,300         1,706,397
                                                                 ---------------
INDUSTRIAL -- 8.5%
Actuant, Cl A ..............................           107,500         1,678,075
EnerSys* ...................................            78,600         1,737,060
IDEX .......................................            62,000         1,762,660
Kaydon .....................................            34,000         1,189,660
Middleby* ..................................            33,600         1,522,416
Robbins & Myers ............................            62,000         1,438,400
                                                                 ---------------
                                                                       9,328,271
                                                                 ---------------
INSURANCE -- 3.1%
Hanover Insurance Group ....................            40,800         1,716,456
Tower Group ................................            70,100         1,723,058
                                                                 ---------------
                                                                       3,439,514
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
IT SERVICES -- 1.7%
Stanley* ...................................            65,300   $     1,844,725
                                                                 ---------------
MATERIALS & PROCESSING -- 4.3%
Koppers Holdings ...........................            36,300           948,156
Olympic Steel ..............................            44,300         1,120,790
Schnitzer Steel Industries, Cl A ...........            22,400           968,576
Temple-Inland ..............................           106,900         1,651,605
                                                                 ---------------
                                                                       4,689,127
                                                                 ---------------
MEDICAL PRODUCTS & SERVICES -- 2.0%
Amsurg, Cl A* ..............................            52,500         1,106,175
Gentiva Health Services* ...................            46,900         1,125,600
                                                                 ---------------
                                                                       2,231,775
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS -- 2.7%
Arena Resources* ...........................            37,400         1,393,524
Carrizo Oil & Gas* .........................            65,600         1,520,608
                                                                 ---------------
                                                                       2,914,132
                                                                 ---------------
PHARMACEUTICALS -- 1.1%
Medicis Pharmaceutical, Cl A ...............            54,700         1,157,999
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 6.2%
EastGroup Properties .......................            44,700         1,645,407
Entertainment Properties Trust .............            50,500         1,718,010
Hospitality Properties Trust ...............            90,400         1,745,624
National Retail Properties .................            83,700         1,622,106
                                                                 ---------------
                                                                       6,731,147
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%
Jones Lang LaSalle .........................            34,800         1,630,380
                                                                 ---------------
RESTAURANTS -- 1.0%
Buffalo Wild Wings* ........................            27,800         1,140,078
                                                                 ---------------
RETAIL -- 6.0%
Dress Barn* ................................            96,700         1,745,435
Fossil* ....................................            59,123         1,580,358
Jo-Ann Stores* .............................            58,300         1,551,946
Tractor Supply* ............................            36,700         1,640,490
                                                                 ---------------
                                                                       6,518,229
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
ROAD & RAIL -- 1.3%
Old Dominion Freight Line* .................            55,200   $     1,434,648
                                                                 ---------------
SEMICONDUCTORS -- 4.2%
Atheros Communications* ....................            64,700         1,592,914
Monolithic Power Systems* ..................            77,700         1,553,223
Silicon Laboratories* ......................            33,400         1,399,460
                                                                 ---------------
                                                                       4,545,597
                                                                 ---------------
UTILITIES -- 1.0%
Unisource Energy ...........................            38,200         1,103,216
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $99,914,150)                                                106,911,839
                                                                 ---------------
SHORT-TERM INVESTMENT -- 2.5%
   HighMark U.S. Government Money Market
      Fund, 0.150% (A)
      (Cost $2,723,913) ....................         2,723,913         2,723,913
                                                                 ---------------
      TOTAL INVESTMENTS -- 100.3%
         (Cost $102,638,063) ...............                     $   109,635,752
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $109,336,488.

*    NON INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at value (Cost $102,638,063) ...................   $109,635,752
   Receivable for investment securities sold ..................      1,625,459
   Receivable for capital shares sold .........................         19,840
   Dividends receivable .......................................         48,518
   Prepaid expenses ...........................................          2,000
                                                                  ------------
   Total Assets ...............................................    111,331,569
                                                                  ------------
LIABILITIES:
   Payable for investment securities purchased ................      1,742,277
   Payable for capital shares redeemed ........................         82,686
   Payable due to Investment Advisor ..........................         73,465
   Shareholder service fees payable ...........................         19,398
   Payable due to Administrator ...............................         12,315
   Payable due to Chief Compliance Officer ....................          3,131
   Payable due to Trustees ....................................          1,852
   Other accrued expenses .....................................         59,957
                                                                  ------------
   Total Liabilities ..........................................      1,995,081
                                                                  ------------
   Total Net Assets ...........................................   $109,336,488
                                                                  ============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................    150,029,026
   Undistributed net investment income ........................        166,181
   Accumulated net realized loss on investments ...............    (47,856,408)
   Net unrealized appreciation on investments .................      6,997,689
                                                                  ------------
   TOTAL NET ASSETS ...........................................   $109,336,488
                                                                  ============
INVESTOR SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($86,587,783 / 5,899,925 shares) ........................   $      14.68
                                                                  ============
INSTITUTIONAL SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($22,748,705 / 1,546,900 shares) ........................   $      14.71
                                                                  ============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends .....................................................   $  1,525,394
                                                                  ------------
   TOTAL INVESTMENT INCOME ....................................      1,525,394
                                                                  ------------
EXPENSES
Investment Advisory Fees ......................................        829,714
Shareholder Servicing Fees -- Investor Class ..................        215,456
Administration Fees ...........................................        144,933
Chief Compliance Officer Fees .................................          9,433
trustees' Fees ................................................          7,535
Transfer Agent Fees ...........................................        125,797
Printing Fees .................................................         53,003
Registration & Filing Fees ....................................         47,216
Legal Fees ....................................................         45,211
Audit Fees ....................................................         18,613
Custodian Fees ................................................          4,750
Other Expenses ................................................         11,762
                                                                  ------------
   TOTAL EXPENSES .............................................      1,513,423
Less:
Fees Paid Indirectly -- Note 4 ................................        (39,882)
                                                                  ------------
   NET EXPENSES ...............................................      1,473,541
                                                                  ------------
NET INVESTMENT INCOME .........................................         51,853
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS ..............................    (22,397,443)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........     27,512,072
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...............      5,114,629
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  5,166,482
                                                                  ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR           YEAR
                                                                                  ENDED          ENDED
                                                                               OCTOBER 31,    OCTOBER 31,
                                                                                  2009           2008
                                                                              ------------   ------------
OPERATIONS:
   Net Investment Income ..................................................   $     51,853   $    280,493
   Net Realized Loss on Investments .......................................    (22,397,443)   (25,023,741)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....     27,512,072    (33,995,492)
                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........      5,166,482    (58,738,740)
                                                                              ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income
      Investor Class ......................................................       (165,164)       (57,208)
      Institutional Class .................................................        (67,134)       (46,530)
   Capital Gains
      Investor Class ......................................................             --    (24,356,642)
                                                                              ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................       (232,298)   (24,460,380)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class
      Issued ..............................................................     14,394,716     36,070,096
      Reinvestment of Distributions .......................................        153,251     21,997,394
      Redeemed ............................................................    (34,890,126)   (85,663,716)
                                                                              ------------   ------------
   Net Decrease from Investor Class Share Transactions ....................    (20,342,159)   (27,596,226)
                                                                              ------------   ------------
   Institutional Class
      Issued ..............................................................      5,597,754     34,312,813
      Reinvestment of Distributions .......................................         63,003         43,624
      Redeemed ............................................................    (11,224,329)    (1,772,034)
                                                                              ------------   ------------
   Net Increase (Decrease) from Institutional Class Share Transactions ....     (5,563,572)    32,584,403
                                                                              ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions ................    (25,905,731)     4,988,177
                                                                              ------------   ------------
      TOTAL DECREASE IN NET ASSETS ........................................    (20,971,547)   (78,210,943)
NET ASSETS:
   Beginning of Year ......................................................    130,308,035    208,518,978
                                                                              ------------   ------------
   End of Year (including undistributed net investment income
      of $166,181 and $231,937, respectively) .............................   $109,336,488   $130,308,035
                                                                              ============   ============
SHARE TRANSACTIONS:
   Investor Class Shares*
      Issued ..............................................................      1,121,281      2,074,197
      Reinvestment of Distributions .......................................         11,880      1,170,587
      Redeemed ............................................................     (2,717,492)    (5,005,952)
                                                                              ------------   ------------
   Total Decrease in Investor Class Shares ................................     (1,584,331)    (1,761,168)
                                                                              ============   ============
   Institutional Class Shares*
      Issued ..............................................................        448,819      2,047,098
      Reinvestment of Distributions .......................................          4,884          2,745
      Redeemed ............................................................       (842,105)      (114,541)
                                                                              ------------   ------------
   Total Increase (Decrease) in Institutional Class Shares ................       (388,402)     1,935,302
                                                                              ------------   ------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions ..     (1,972,733)       174,134
                                                                              ============   ============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INVESTOR CLASS SHARES+++
                                                 -------------------------------------------------------


                                                                 YEARS ENDED OCTOBER 31,
                                                 -------------------------------------------------------
                                                   2009       2008       2007        2006         2005
                                                 -------    --------   --------    --------     --------
Net Asset Value, Beginning of Year ...........   $ 13.83    $  22.55   $  23.04    $  22.40     $  23.77
                                                 -------    --------   --------    --------     --------
Income from Investment Operations:
   Net Investment Income (Loss)(1) ...........        --        0.05      (0.04)      (0.05)        0.03
   Net Realized and Unrealized Gain (Loss) ...      0.87       (6.01)      2.06        4.24         2.47
                                                 -------    --------   --------    --------     --------
   Total from Investment Operations ..........      0.87       (5.96)      2.02        4.19         2.50
                                                 -------    --------   --------    --------     --------
Dividends and Distributions:
   Net Investment Income .....................     (0.02)      (0.01)     (0.01)         --        (0.01)
   Capital Gains .............................        --       (2.75)     (2.50)      (3.55)       (3.86)
                                                 -------    --------   --------    --------     --------
   Total Dividends and Distributions .........     (0.02)      (2.76)     (2.51)      (3.55)       (3.87)
                                                 -------    --------   --------    --------     --------
Net Asset Value, End of Year .................   $ 14.68    $  13.83   $  22.55    $  23.04     $  22.40
                                                 =======    ========   ========    ========     ========
TOTAL RETURN+ ................................      6.34%     (29.67)%     9.43%      21.07%       11.07%
                                                 =======    ========   ========    ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........   $86,588    $103,529   $208,519    $212,261     $162,839
Ratio of Net Expenses to Average Net Assets ..      1.39%       1.31%      1.25%       1.24%        1.20%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)* .........      1.42%       1.37%      1.30%       1.27%        1.25%
Ratio of Net Investment Income (Loss)
   to Average Net Assets .....................     (0.01)%      0.27%     (0.20)%     (0.17)%       0.09%
Portfolio Turnover Rate ......................       155%        177%       132%        135%++       169%

+++ PRIOR TO MAY 1, 2008, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED, THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       INSTITUTIONAL
                                                        CLASS SHARES
                                                 -------------------------
                                                    YEAR          PERIOD
                                                    ENDED         ENDED
                                                 OCTOBER 31,   OCTOBER 31,
                                                    2009         2008+++
                                                 -----------   -----------
Net Asset Value, Beginning of Period .........     $ 13.84      $ 17.99
                                                   -------      -------
Income from Investment Operations:
   Net Investment Income(1) ..................        0.03         0.04
   Net Realized and Unrealized Gain (Loss) ...        0.87        (4.17)
                                                   -------      -------
   Total from Investment Operations ..........        0.90        (4.13)
                                                   -------      -------
Dividends and Distributions:
   Net Investment Income .....................       (0.03)       (0.02)
                                                   -------      -------
   Total Dividends and Distributions .........       (0.03)       (0.02)
                                                   -------      -------
Net Asset Value, End of Period ...............     $ 14.71      $ 13.84
                                                   =======      =======
TOTAL RETURN+ ................................        6.56%      (22.95)%
                                                   =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........     $22,748      $26,779
Ratio of Net Expenses to Average Net Assets ..        1.14%        1.08%**
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)* .........        1.17%        1.18%**
Ratio of Net Investment Income
   to Average Net Assets .....................        0.24%        0.55%**
Portfolio Turnover Rate ......................         155%         177%++

+++  COMMENCED OPERATIONS ON MAY 1, 2008.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

**   ANNUALIZED.

+    TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

++   PORTFOLIO TURNOVER IS NOT ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

 NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

On February 29, 2008, the existing Institutional Class Shares were renamed as Investor Class Shares. On May 1, 2008, the FMA Small Company Portfolio Institutional Class Shares commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") HAS issued FASB ACS 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION-- AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("sEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, ASC 820 (formerly FASB Statement No. 157), the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

     Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the Portfolio's investments are Level 1. For details of the investment classification, reference the Schedule of Investments.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

     For the year ended October 31, 2009, there have been no significant changes to the Portfolio's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2009, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis from the settlement date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gain/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Shareholder Servicing Fees are class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Effective March 1, 2009, the Portfolio will distribute substantially all of its net investment income, if any, annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust ("REIT") investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $37,977, which was used to pay administration expenses. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan for Investor Shares that provides that the Portfolio may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Investor Shares' average daily net assets. These amounts are disclosed as "shareholder Servicing Fees" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement. The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the year ended October 31, 2009, the Portfolio had transfer agent expenses reduced by $1,905. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Portfolio made purchases of $168,896,822 and sales of $192,914,367 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises. Permanent book and tax differences resulted in the reclassification of $114,689 to undistributed net investment income and a reclassification of $(114,689) to net realized loss. These book and tax differences were attributable to REIT adjustments and distribution reclassifications. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2009 and October 31, 2008, was as follows:

         ORDINARY     LONG-TERM
          INCOME     CAPITAL GAIN      TOTAL
       -----------   ------------   -----------
2009   $   232,298             --   $   232,298
2008   $10,771,353    $13,689,027   $24,460,380

As of October 31, 2009, total Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    166,181
Capital Loss Carryforwards       (45,177,620)
Unrealized Appreciation            4,318,901
                                ------------
Total Accumulated Losses        $(40,692,538)
                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, the Portfolio has $23,032,363 and $22,145,257 of capital loss carryforwards expiring in the year 2016 and the year 2017, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2009, were as follows:

                   AGGREGATE          AGGREGATE
               GROSS UNREALIZED   GROSS UNREALIZED
   FEDERAL      APPRECIATION ON    DEPRECIATION ON   NET UNREALIZED
  TAX COST        INVESTMENTS        INVESTMENTS      APPRECIATION
------------   ----------------   ----------------   --------------
$105,316,851      $12,023,272       $(7,704,371)       $4,318,901

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2009

8. OTHER:

At October 31, 2009, 67% of total shares outstanding were held by two shareholders in the FMA Small Company Portfolio, Investor Class, and 94% of total shares outstanding were held by one shareholder in the FMA Small Company Portfolio, Institutional Class, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued.

At a meeting of the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") held on August 11, 2009, the Board approved a plan of reorganization between the Trust, on behalf of the FMA Small Company Portfolio (the "Fund"), and John Hancock Funds III, on behalf of the John Hancock Small Company Fund (the "Acquiring Fund") that provided for: (1) the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the designated classes of the Acquiring Fund; (2) the distribution of the shares of designated classes of the Acquiring Fund to the shareholders of the Fund; and (3) the subsequent termination of the Fund. A meeting of the shareholders of the Fund was held on December 9, 2009, during which these proposals were approved. Following this shareholder approval, the reorganization was completed as of the close of business on December 11, 2009 and shareholders of the Fund received a pro rata distribution of their designated share Class of the Acquiring Fund.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The AdvisorS' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statementS" are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2009

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

                                                     BEGINNING     ENDING      ANNUALIZED     EXPENSE
                                                      ACCOUNT     ACCOUNT       EXPENSE        PAID
                                                       VALUE       VALUE         RATIOS       DURING
                                                      5/01/09     10/31/09   FOR THE PERIOD   PERIOD*
                                                     ---------   ---------   --------------   -------
FMA SMALL COMPANY PORTFOLIO -- INVESTOR CLASS
ACTUAL PORTFOLIO RETURN                              $1,000.00   $1,161.40        1.39%        $7.57
HYPOTHETICAL 5% RETURN                                1,000.00    1,018.20        1.39          7.07
FMA SMALL COMPANY PORTFOLIO -- INSTITUTIONAL CLASS
ACTUAL PORTFOLIO RETURN                              $1,000.00   $1,162.80        1.14%        $6.21
HYPOTHETICAL 5% RETURN                                1,000.00    1,019.46        1.14          5.80

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-362-8333. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER        HELD BY BOARD MEMBER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A.              Chairman       (Since 1991)   Currently performs various         30        Trustee of The Advisors' Inner
NESHER                 of the Board                  services on behalf of SEI                    Circle Fund II, Bishop Street
63 yrs. old            of Trustees                   Investments for which                        Funds, SEI Asset Allocation
                                                     Mr. Nesher is compensated.                   Trust, SEI Daily Income Trust,
                                                                                                  SEI Institutional International
                                                                                                  Trust, SEI Institutional
                                                                                                  Investments Trust, SEI
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI Global Master
                                                                                                  Fund, plc, SEI Global Assets
                                                                                                  Fund, plc, SEI Global
                                                                                                  Investments Fund, plc, SEI
                                                                                                  Investments Global, Limited, SEI
                                                                                                  Investments Global Fund
                                                                                                  Services, Limited, SEI
                                                                                                  Investments (Europe), Ltd., SEI
                                                                                                  Investments Unit Trust
                                                                                                  Management (UK), Limited, SEI
                                                                                                  Global Nominee Ltd., SEI
                                                                                                  Opportunity Fund, L.P., SEI
                                                                                                  Structured Credit Fund, L.P.,
                                                                                                  SEI Multi-Strategy Funds plc
                                                                                                  and SEI Islamic Investments Fund
                                                                                                  plc.

WILLIAM M.             Trustee        (Since 1992)   Self Employed Consultant           30        Trustee of The Advisors' Inner
DORAN                                                since 2003. Partner,                         Circle Fund II, Bishop Street
1701 Market Street                                   Morgan, Lewis & Bockius                      Funds, SEI Asset Allocation
Philadelphia, PA 19103                               LLP (law firm) from                          Trust, SEI Daily Income Trust,
69 yrs. old                                          1976-2003, counsel to the                    SEI Institutional International
                                                     Trust, SEI SIMC, the                         Trust, SEI Institutional
                                                     Administrator and the                        Investments Trust, SEI
                                                     Distributor. Secretary of                    Institutional Managed Trust, SEI
                                                     SEI since 1978.                              Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI since 1974.
                                                                                                  Director of the Distributor
                                                                                                  since 2003. Director of SEI
                                                                                                  Investments Global Fund
                                                                                                  Services, Limited, SEI
                                                                                                  Investments Global, Limited, SEI
                                                                                                  Investments (Europe), Limited,
                                                                                                  SEI Investments (Asia), Limited
                                                                                                  SEI Asset Korea Co., Ltd., SEI
                                                                                                  Global Nominee Limited and SEI
                                                                                                  Investments Unit Trust
                                                                                                  Management (UK) Limited.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER        HELD BY BOARD MEMBER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.               Trustee        (Since 1994)   Attorney, Solo                    30         Trustee of The Advisors' Inner
STOREY                                               Practitioner since 1994.                     Circle Fund II, Bishop Street
78 yrs. old                                          Partner, Dechert, Price &                    Funds, Massachusetts Health and
                                                     Rhoads (law firm)                            Education Tax-Exempt Trust, and
                                                     September 1987-December                      U.S. Charitable Gift Trust, SEI
                                                     1993.                                        Asset Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Institutional International
                                                                                                  Trust, SEI Institutional
                                                                                                  Investments Trust, SEI
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.

GEORGE J.              Trustee        (Since 1999)   Chief Executive Officer            30        Trustee of The Advisors' Inner
SULLIVAN, JR.                                        Newfound Consultants Inc.                    Circle Fund II, Bishop Street
66 yrs. old                                          since April 1997.                            Funds, State Street Navigator
                                                                                                  Securities Lending Trust, SEI
                                                                                                  Asset Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Institutional International
                                                                                                  Trust, SEI Institutional
                                                                                                  Investments Trust, SEI
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, Director of SEI
                                                                                                  Opportunity Fund, L.P., and SEI
                                                                                                  Structured Credit Fund, L.P.,
                                                                                                  member of the independent review
                                                                                                  committee for SEI's
                                                                                                  Canadian-registered mutual
                                                                                                  funds.

BETTY L.               Trustee        (Since 2005)   Vice President Compliance          30        Trustee of The Advisors' Inner
KRIKORIAN                                            AARP Financial Inc. since                    Circle Fund II and Bishop Street
66 yrs. old                                          September 2008.                              Funds.
                                                     Self-Employed Legal
                                                     and Financial Services
                                                     Consultant since 2003.
                                                     Counsel to State Street
                                                     Bank Global Securities and
                                                     Cash Operations from 1995
                                                     to 2003.

CHARLES E.             Trustee        (Since 2005)   Self-Employed Business             30        Trustee of The Advisors' Circle
CARLBOM                                              Consultant, Business                         Fund II and Bishop Street Funds.
75 yrs. old                                          Project Inc. since 1997.                     Director of Oregon Transfer Co.
                                                     CEO and President, United
                                                     Grocers Inc. from 1997 to
                                                     2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS      MEMBER/OFFICER   HELD BY BOARD MEMBER/OFFICER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.            Trustee        (Since 2005)   Retired.                           30        Director, Federal Agricultural
JOHNSON                                                                                           Mortgage Corporation. Trustee of
67 yrs. old                                                                                       The Advisors' Inner Circle Fund
                                                                                                  and Bishop Street Funds.

JOHN K.                Trustee        (Since 2008)   CEO, Office of Finance,            30        Trustee of The Advisors' Inner
DARR                                                 FHL Banks from 1992-2007.                    Circle Fund and Bishop Street
65 yrs. old                                                                                       Funds. Director of Federal Home
                                                                                                  Loan Bank of Pittsburgh and
                                                                                                  Manna, Inc. Mortgage
                                                                                                  Corporation. Trustee of The
                                                                                                  Advisors' Inner Circle Fund and
                                                                                                  Bishop Street Funds.

OFFICERS
PHILIP T.              President      (Since 2008)   Managing Director of SEI          N/A        N/A
MASTERSON                                            Investments since 2006.
45 yrs. old                                          Vice President and
                                                     Assistant Secretary of the
                                                     Administrator from 2004 to
                                                     2006. General Counsel of
                                                     Citco Mutual Fund Services
                                                     from 2003 to 2004. Vice
                                                     President and Associate
                                                     Counsel for the
                                                     Oppenheimer Funds from
                                                     2001 to 2003.

MICHAEL                Treasurer,     (Since 2005)   Director, SEI Investments,        N/A        N/A
LAWSON                 Controller and                Fund Accounting since July
49 yrs. old            Chief                         2005. Manager, SEI
                       Financial                     Investments AVP from April
                       Officer                       1995 to February 1998 and
                                                     November 1998 to July
                                                     2005.

RUSSELL                Chief          (Since 2006)   Chief Compliance Officer          N/A        N/A
EMERY                  Compliance                    of SEI Structured Credit
46 yrs. old            Officer                       Fund, LP and SEI Alpha
                                                     Strategy Portfolios, LP
                                                     since June 2007. Chief
                                                     Compliance Officer of SEI
                                                     Opportunity Fund, L.P.,
                                                     SEI Institutional Managed
                                                     Trust, SEI Asset
                                                     Allocation Trust, SEI
                                                     Institutional
                                                     International Trust, SEI
                                                     Institutional Investments
                                                     Trust, SEI Daily Income
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust since March 2006.
                                                     Director of Investment
                                                     Product Management and
                                                     Development, SEI
                                                     Investments, since
                                                     February 2003; Senior
                                                     Investment Analyst -
                                                     Equity Team, SEI
                                                     Investments, from March
                                                     2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST     TIME SERVED      DURING PAST 5 YEARS      MEMBER/OFFICER           HELD BY OFFICER
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
OFFICERS (CONTINUED)
JOSEPH M.              Vice President (Since 2007)   Corporate counsel of SEI          N/A        N/A
GALLO                  and Secretary                 Investments since 2007;
36 yrs. old                                          Associate Counsel, ICMA-RC
                                                     from 2004 to 2007; Federal
                                                     Investigator, U.S.
                                                     Department of Labor 2002
                                                     to 2004; U.S. Securities
                                                     and Exchange Commission -
                                                     Division of Investment
                                                     Management, 2003.

CAROLYN F.             Vice President (Since 2007)   Corporate counsel at SEI          N/A        N/A
MEAD                   and Assistant                 since 2007; Associate at
52 yrs. old            Secretary                     Stradley, Ronon, Stevens &
                                                     Young 2004 to 2007;
                                                     Counsel, Assistant Vice
                                                     President, ING Variable
                                                     Annuities, Group from
                                                     1999-2002.

JAMES                  Vice President (Since 2004)   Employed by SEI                   N/A        N/A
NDIAYE                 and Assistant                 Investments Company since
41 yrs. old            Secretary                     2004. Vice President,
                                                     Deutsche Asset Management
                                                     from 2003-2004. Associate,
                                                     Morgan, Lewis & Bockius
                                                     LLP from 2000-2003.
                                                     Counsel, Assistant Vice
                                                     President, ING Variable
                                                     Annuities Group from
                                                     1999-2000.

TIMOTHY D.             Vice President (Since 2000)   General Counsel, Vice             N/A        N/A
BARTO                  and Assistant                 President and Assistant
41 yrs. old            Secretary                     Secretary of SEI
                                                     Investments Global Funds
                                                     Services since 1999;
                                                     Associate, Dechert (law
                                                     firm) from 1997-1999;
                                                     Associate, Richter, Miller
                                                     & Finn (law firm) from
                                                     1994-1997.

MICHAEL                Vice President (Since 2009)   Director of Client                N/A        N/A
BEATIE                                               Services at SEI Since
44 yrs. old                                          2004.

ANDREW S.              AML Officer    (Since 2008)   Compliance Officer and            N/A        N/A
DECKER                                               Product Manager, SEI
46 yrs. old                                          Investments 2005-2008.
                                                     Vice President of Old
                                                     Mutual Capital from 2000
                                                     to 2005. Operations
                                                     Director, Prudential
                                                     Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the year.

                      LONG TERM        ORDINARY                        DIVIDEND     QUALIFYING
                    CAPITAL GAIN        INCOME          TOTAL          RECEIVED      DIVIDEND
                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)
                    -------------   -------------   -------------   -------------   ----------
FMA Small Company
   Portfolio            0.00%          100.00%         100.00%         100.00%        100.00%

(1) Dividend Received Deduction represents dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

SHAREHOLDER VOTING RESULTS (UNAUDITED)

Shareholder voting results concerning the proposed reorganization between the Trust, on behalf of the FMA Small Company Portfolio (the "Fund"), and John Hancock Funds III, on behalf of the John Hancock Small Company Fund (the "Acquiring Fund"). See Note 9 in Notes to Financial Statements for further details.

                                  % OF
                              OUTSTANDING   % OF SHARES
              NO. OF SHARES      SHARES       PRESENT
              -------------   -----------   -----------
Affirmative    3,225,225.87      40.69         78.89
Against          213,816.02       2.69          5.23
Abstain          649,194.28       8.19         15.88
TOTAL          4,088,236.17      51.57        100.00%

                                      NOTES

                                      NOTES

                           FMA SMALL COMPANY PORTFOLIO

                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:

                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.

FMA-AR-001-0900

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                            2009                                          2008
                         ------------------------------------------   --------------------------------------------
                                                         All other                                      All other
                                                         fees and                                       fees and
                                        All fees and    services to                    All fees and    services to
                         All fees and    services to      service      All fees and     services to      service
                          services to      service      affiliates      services to       service      affiliates
                           the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                           that were      that were       require          were          that were       require
                         pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                         ------------   ------------   ------------   --------------   ------------   ------------
(a) Audit Fees             $232,354          $0             $0           $246,200           $0             $0
(b) Audit-Related Fees     $      0          $0             $0           $      0           $0             $0
(c) Tax Fees               $      0          $0             $0           $      0           $0             $0
(d) All Other Fees         $      0          $0             $0           $      0           $0             $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                            2009                                          2008
                         ------------------------------------------   --------------------------------------------
                                                         All other                                      All other
                                                         fees and                                       fees and
                                        All fees and    services to                    All fees and    services to
                         All fees and    services to      service      All fees and     services to      service
                          services to      service      affiliates      services to       service      affiliates
                           the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                           that were      that were       require          were          that were       require
                         pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                         ------------   ------------   ------------   --------------   ------------   ------------
(a) Audit Fees             $245,808          N/A            N/A          $316,360           N/A            N/A
(b) Audit-Related Fees        N/A            N/A            N/A             N/A             N/A            N/A
(c) Tax Fees                  N/A            N/A            N/A             N/A             N/A            N/A
(d) All Other Fees            N/A            N/A            N/A             N/A             N/A            N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010